Background and Nature of Operations	4 Months Ended	5 Months Ended	12 Months Ended
	May 04, 2021	Sep. 30, 2021	Dec. 31, 2020
Background and Nature of Operations
Note 1: Background and Nature of Operations
Bird Global, Inc. (“the Company”) was incorporated in Delaware on
 May 4, 2021
as a wholly owned subsidiary of Bird Rides, Inc. (“Bird Rides”). The Company was formed for the purpose of completing the transactions contemplated by the Business Combination Agreement, dated May 11, 2021 (the “BCA”), by and among Switchback II Corporation (“Switchback”), Maverick Merger Sub Inc., a direct and wholly owned subsidiary of Switchback, Bird Rides, and the Company. Following the consummation of the transactions contemplated by the BCA, the Company will be the surviving publicly-traded corporation, and will own all of the equity interests in Bird Rides. However, the consummation of the transactions contemplated by the BCA is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

Note 1: Background and Nature of Operations
Bird Global, Inc. (the “Company”) was incorporated in Delaware on
May 4, 2021
as a wholly owned subsidiary of Bird Rides, Inc. (“Bird”). The Company was formed for the purpose of completing the transactions contemplated by the Business Combination Agreement, dated May 11, 2021 (as amended, the “Business Combination Agreement”), by and among Switchback II Corporation (“Switchback”), Maverick Merger Sub Inc., a direct and wholly owned subsidiary of Switchback (“Merger Sub”), Bird, and the Company.
As disclosed in Note 4, on November 4, 2021, the transactions contemplated by the Business Combination Agreement were consummated, and the Company became the surviving publicly traded corporation, owning all of the equity interests in Bird.

Subsidiaries [Member]
Background and Nature of Operations
Note 1 — Description of Business
Bird Rides, Inc. (“Bird,” “the Company,” “our,” and “we”) was incorporated in Delaware in April 2017, and is headquartered in Santa Monica, California. Bird is a micromobility company engaged in delivering electric transportation solutions for short distances. The Company partners with cities to bring lightweight, electric vehicles to residents and visitors in an effort to replace car trips by providing an alternative sustainable transportation option.